UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                      Oppenheimer Aggressive Growth Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Aggressive Growth Fund/VA

                                                                              Shares              Value
----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.5%
----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Gentex Corp.                                                                 427,400    $    15,014,562
----------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.6%
Harley-Davidson, Inc.                                                        295,700         17,576,408
----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.3%
P.F. Chang's China Bistro, Inc. 1                                            278,500         13,504,465
----------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                           844,200         23,527,854
----------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            494,100         22,461,786
                                                                                        ------------------
                                                                                             59,494,105
----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Harman International Industries, Inc.                                         53,800          5,796,950
----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.1%
Brunswick Corp.                                                              498,600         22,815,936
----------------------------------------------------------------------------------------------------------
MEDIA--1.5%
Getty Images, Inc. 1                                                         307,700         17,015,810
----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--7.7%
Bed Bath & Beyond, Inc. 1                                                    476,300         17,675,493
----------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                          453,700         15,516,540
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O'Reilly Automotive, Inc. 1                                                  578,097         22,135,334
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PetsMart, Inc.                                                               733,100         20,812,709
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Urban Outfitters, Inc. 1                                                     290,800         10,003,520
                                                                                        ------------------
                                                                                             86,143,596
----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Coach, Inc. 1                                                                642,400         27,250,608
----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.5%
Whole Foods Market, Inc.                                                     319,800         27,435,642
----------------------------------------------------------------------------------------------------------
ENERGY--6.7%
----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
BJ Services Co. 1                                                            334,200         17,515,422
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Smith International, Inc. 1                                                  369,700         22,451,881
                                                                                        ------------------
                                                                                             39,967,303
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OIL & GAS--3.1%
Apache Corp.                                                                 423,600         21,226,596
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XTO Energy, Inc.                                                             405,600         13,173,888
                                                                                        ------------------
                                                                                             34,400,484
----------------------------------------------------------------------------------------------------------
FINANCIALS--10.2%
----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Commerce Bancorp, Inc.                                                       426,500         23,542,800
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.2%
Chicago Mercantile Exchange (The)                                             92,800         14,968,640
----------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                           483,800         21,833,894
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Legg Mason, Inc.                                                             392,700         20,919,129
                                                                                        ------------------
                                                                                             57,721,663
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INSURANCE--2.9%
AMBAC Financial Group, Inc.                                                  325,700         26,039,715
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Brown & Brown, Inc.                                                          149,500          6,832,150
                                                                                        ------------------
                                                                                             32,871,865
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HEALTH CARE--20.7%
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BIOTECHNOLOGY--5.2%
Celgene Corp. 1                                                              142,400          8,291,952
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Gen-Probe, Inc. 1                                                            299,700         11,949,039
----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      853,000         31,885,140
----------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                   128,600          6,255,104
                                                                                        ------------------
                                                                                             58,381,235
----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.2%
Bard (C.R.), Inc.                                                            225,200         12,753,076
----------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                      203,100         13,922,505
----------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                                   207,941         10,550,926
----------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                213,900         10,284,312
----------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                      608,600         16,444,372
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Varian Medical Systems, Inc.                                                 489,000         16,904,730
                                                                                        ------------------
                                                                                             80,859,921
----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.7%
Coventry Health Care, Inc. 1                                                 438,150         23,384,066
----------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                  1,194,500         24,403,635
----------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                     411,100         12,213,780
----------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                       340,000         26,030,400
                                                                                        ------------------
                                                                                             86,031,881
----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
Allergan, Inc.                                                                87,400          6,340,870
----------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.3%
----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
L-3 Communications Holdings, Inc.                                            207,500         13,902,500
----------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                       147,800          5,489,292
                                                                                        ------------------
                                                                                             19,391,792
----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.6%
Expeditors International of Washington, Inc.                                 554,200         28,652,140
----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.2%
Apollo Group, Inc., Cl. A 1                                                   60,400          4,431,548
----------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                369,800         22,646,552
----------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                           440,900         20,237,310
                                                                                        ------------------
                                                                                             47,315,410
----------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Donaldson Co., Inc.                                                          483,800         13,735,082
----------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.6%
C.H. Robinson Worldwide, Inc.                                                372,500         17,280,275
----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.0%
Fastenal Co.                                                                 390,600         22,498,560
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.1%
----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Comverse Technology, Inc. 1                                                  838,900         15,796,487
----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
CDW Corp.                                                                    377,800         21,923,734
----------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                        285,000          6,555,000
                                                                                        ------------------
                                                                                             28,478,734
----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
VeriSign, Inc. 1                                                             909,100         18,072,908
----------------------------------------------------------------------------------------------------------
IT SERVICES--5.3%
Affiliated Computer Services, Inc., Cl. A 1                                  431,100         23,999,337
----------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                323,600         13,125,216
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Fiserv, Inc. 1                                                               622,100         21,686,406
                                                                                        ------------------
                                                                                             58,810,959
----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.0%
Zebra Technologies Corp., Cl. A 1                                            372,400         22,720,124
----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
Linear Technology Corp.                                                      522,200         18,924,528
----------------------------------------------------------------------------------------------------------
SOFTWARE--8.5%
Adobe Systems, Inc.                                                          542,700         26,847,369
----------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                695,800         15,189,314
----------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                      349,600         16,078,104
----------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                               193,100          8,766,740
----------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                             514,700         28,246,735
                                                                                        ------------------
                                                                                             95,128,262
                                                                                        ------------------
Total Common Stocks (Cost $937,314,071)                                                   1,105,466,900
----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
Axsun Technologies, Inc., Cv., Series C 1,2,3                              3,170,523          1,113,488
----------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3                       1,147,862                 --
----------------------------------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2,3                                  211,641                 --
----------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.:
CV., Series D 1,2,3                                                        1,298,701                 --
Cv., Series Z 1,2,3                                                          262,439                 --
----------------------------------------------------------------------------------------------------------
fusionOne, Inc., 8% Non-Cum. Cv., Series D 1,2,3                           2,663,972            578,615
----------------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series C 1,2,3                         633,383                 --
----------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2,3                                       2,330,253            281,262
----------------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2,3                                   2,329,735            707,541
                                                                                        ------------------
Total Preferred Stocks (Cost $113,962,357)                                                    2,680,906

                                                                           Principal
                                                                              Amount
----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.10% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302)
with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at
$1,517,076 on 10/1/04, collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of $1,477,979,332 (Cost $1,517,000)     $  1,517,000          1,517,000

----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,052,793,428)                               99.4%     1,109,664,806
----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.6          7,976,296
                                                                     -------------------------------------
Net Assets                                                                     100.0%   $ 1,117,641,102
                                                                     =====================================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Illiquid or restricted security. As of September 30, 2004, the Fund had restricted securities as follows:

                                          ACQUISITION                           VALUATION AS OF          UNREALIZED
 SECURITY                                       DATES                COST    SEPTEMBER 30, 2004        DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv., Series C     12/13/00        $ 37,000,003           $ 1,113,488       $ 35,886,516
 Blaze Network Products, Inc., 8% Cv.,
 Series D                                    10/17/00           7,346,317                    --          7,346,317
 BroadBand Office, Inc., Cv., Series C        8/28/00           4,000,015                    --          4,000,015
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                         10/23/00          13,999,997                    --         13,999,997
 Centerpoint Broadband Technologies,
 Inc., Cv., Series Z                          5/26/00           6,999,992                    --          6,999,992
 fusionOne, Inc., 8% Non-Cum. Cv., Series D    9/6/00          14,465,368               578,615         13,886,753
 MicroPhotonix Integration Corp., Cv.,
 Series C                                      7/6/00           4,000,004                    --          4,000,003
 Multiplex, Inc., Cv., Series C                2/9/01          17,150,662               281,262         16,869,400
 Questia Media, Inc., Cv., Series B           8/18/00           8,999,999               707,541          8,292,458


3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2004 amounts to $2,680,906. Transactions during the period in which the issuer was an affiliate are as follows:

                                      SHARES      GROSS       GROSS             SHARES     UNREALIZED
                           DECEMBER 31, 2003  ADDITIONS  REDUCTIONS SEPTEMBER 30, 2004   DEPRECIATION
------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv.,
 Series C                          3,170,523        --          --           3,170,523   $ 35,886,516

 Blaze Network Products, Inc.,
 8% Cv., Series D                  1,147,862        --          --           1,147,862      7,346,317

 BroadBand Office, Inc., Cv.,
 Series C                            211,641        --          --             211,641      4,000,015

 Centerpoint Broadband Technologies,
 Inc., Cv., Series D               1,298,701        --          --           1,298,701     13,999,997

 Centerpoint Broadband Technologies,
 Inc., Cv., Series Z                 262,439        --          --             262,439      6,999,992

 fusionOne, Inc., 8% Non-Cum.
 Cv., Series D                     2,663,972        --          --           2,663,972     13,886,753

 MicroPhotonix Integration
 Corp., Cv., Series C                633,383        --          --             633,383      4,000,003

 Multiplex, Inc., Cv., Series C    2,330,253        --          --           2,330,253     16,869,400

 Questia Media, Inc., Cv.,
 Series B                          2,329,735        --          --           2,329,735      8,292,458
                                                                                        -------------
                                                                                        $ 111,281,451
                                                                                        =============


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,053,621,902
                                              ===============

Gross unrealized appreciation                 $  192,631,240
Gross unrealized depreciation                   (136,588,336)
                                              ---------------
Net unrealized appreciation                   $   56,042,904
                                              ===============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)